Property, Plant And Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 2,630
Balance	2,478	$ 2,630
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,180	7,274
Additions	489	779
Disposals	(330)	(29)
Re-classified from RSU assets		144
Foreign currency translation	(5)	12
Balance	8,334	8,180
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	332	301
Additions	18	20
Disposals	(89)	0
Re-classified from RSU assets		0
Foreign currency translation	(4)	11
Balance	257	332
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,775	4,534
Additions	193	241
Disposals	(205)	0
Re-classified from RSU assets		0
Foreign currency translation	1	0
Balance	4,764	4,775
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	169	124
Additions	45	73
Disposals	(36)	(29)
Re-classified from RSU assets		0
Foreign currency translation	(2)	1
Balance	176	169
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,904	2,315
Additions	233	445
Disposals	0	0
Re-classified from RSU assets		144
Foreign currency translation	0	0
Balance	3,137	2,904
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(5,550)	(4,970)
Additions	641	597
Disposals	328	29
Foreign currency translation	(7)	12
Balance	(5,856)	(5,550)
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(204)	(175)
Additions	22	18
Disposals	89	0
Foreign currency translation	(4)	11
Balance	(133)	(204)
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,092)	(2,606)
Additions	483	486
Disposals	204	0
Foreign currency translation	(1)	0
Balance	(3,370)	(3,092)
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(76)	(60)
Additions	55	44
Disposals	35	29
Foreign currency translation	(2)	1
Balance	(94)	(76)
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,178)	(2,129)
Additions	81	49
Disposals	0	0
Foreign currency translation	0	0
Balance	(2,259)	(2,178)
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,630
Balance	2,478	2,630
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	128
Balance	124	128
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,683
Balance	1,394	1,683
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	93
Balance	82	93
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	726
Balance	$ 878	$ 726